Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables display the Plan’s assets measured on the statements of net assets available for benefits at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Total
Investments, at fair value:
Collective investment trusts	$—	$11,570,554,417	$11,570,554,417
Self-managed funds	968,849,795	215,785,357	1,184,635,152
Fidelity Brokerage Link	553,611,158	—	553,611,158
Capital One Stock Fund	618,370,747	—	618,370,747
Total plan assets, at fair value			$13,927,171,474

	December 31, 2024
	Level 1	Level 2	Total
Investments, at fair value:
Registered investment companies	$227,764,853	$—	$227,764,853
Collective investment trusts		8,146,645,815	8,146,645,815
Self-managed funds	1,491,913,531	632,841,436	2,124,754,967
Fidelity Brokerage Link	381,537,064	—	381,537,064
Capital One Stock Fund	475,332,439	—	475,332,439
Total plan assets, at fair value			$11,356,035,138